TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Disclosure of Transfered Assets and Liabilities [Text Block]	The table below sets out the carrying values of the transferred assets and the associated liabilities.

	2019		2018
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	9,186	3,364	6,815	961
Financial assets at fair value through other comprehensive income	7,897	5,875	7,279	5,337
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	42,545	7,335	41,674	5,479
1	The carrying value of associated liabilities excludes securitisation notes held by the Group of £31,436 million (31 December 2018: £31,701 million).